Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 359,134	$ 455,700
Accounts receivable (net retention)	1,087,381	808,050
Prepaid expenses	16,282	14,669
Costs and earnings in excess of billings	45,478	51,531
Total current assets	1,508,275	1,329,950
Property and equipment, net	476,436	102,573
Security deposits and other non-current assets	32,530	8,416
Deferred tax asset	50,000	44,257
Customer lists, net	83,645
Goodwill	1,373,621
Total assets	3,524,507	1,485,196
Current liabilities
Accounts payable and accrued expenses	891,354	631,385
Management fees payable - related party		31,257
Earn-out payable	190,736
Billings in excess of costs and earnings	195,331	87,206
Sales and withholding tax payable	59,857	61,239
Current equipment notes payable	38,991
Current capital lease payable	65,265
Income tax payable	48,643	98,313
Total current liabilities	1,490,177	909,400
Noncurrent liabilities
Line of credit	28,359
Equipment note payable	121,038
Capital leases	232,876
Convertible note payable - related party, net of discount	29,122
Total noncurrent liabilities	411,395
Total liabilities	1,901,572	909,400
Commitments and contingencies
Stockholders' equity
Preferred stock - $0.0001 par value; 5,000,000 shares authorized; 0 shares issued and outstanding
Common stock - $0.0001 par value; 25,000,000 shares authorized; 7,586,024 and 7,041,579 shares issued and outstanding as of December 31, 2018 and December 31, 2017, respectively	758	704
Additional paid-in capital	2,983,476	1,335,656
Accumulated deficit	(1,285,764)	(731,754)
Accumulated other comprehensive loss	(75,535)	(28,810)
Total stockholders' equity	1,622,935	575,796
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 3,524,507	$ 1,485,196